Derivatives Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Derivatives Warrant Liabilities: [Abstract]
Schedule of Fair Value of Series A Warrants Issued

The fair value of the series A warrants as of June 30, 2025 was calculated by an independent valuation expert, performing numerous iterations using the Black–Scholes option price model, based on a probability of an adjustment event and using the following assumptions:

	June 30, 2025	December 31, 2024
Expected volatility (%)	73.03% - 81.94%	80.84% - 83.21%
Risk-free interest rate (%)	3.7% - 4.31%	4.08% - 4.34%
Expected Life (years)	1.33 - 4.32	1.89 - 4.39
Value per share	$0.77 - $1.6	$1.53 - $2.48
Exercise price (U.S. dollars per share)	$1.1	$1.1

Schedule of Outstanding Series A Warrants

The following table sets forth the changes in the number of outstanding series A warrants during the six months ended June 30, 2025:

Balance as of December 31, 2024	2,981,818
Exercise of warrants	(1,144,357)
Balance as of June 30, 2025	1,837,461

The following table sets forth the fair value changes of the series A warrants during the six months ended June 30, 2025:

Balance as of December 31, 2024	4,511,491
Change in fair value	(1,253,042)
Exercise of warrants	(1,834,416)
Balance as of June 30, 2025	1,424,033